Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) ¥ in Thousands, $ in Thousands		Ordinary shares Class B shares	Ordinary shares USD ($) shares		Ordinary shares CNY (¥) shares		Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Total shareholders’ deficit to ordinary shareholders USD ($)	Total shareholders’ deficit to ordinary shareholders CNY (¥)	Non- controlling interests USD ($)	Non- controlling interests CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2022					¥ 27					¥ (77,397)		¥ (1,411,227)		¥ (1,488,597)		¥ 265		¥ (1,488,332)
Balance (in shares) at Dec. 31, 2022 | shares			396,547,016		396,547,016
Net loss												(105,610)		(105,610)		(11)		(105,621)
Issuance of ordinary shares					¥ 4			51,432						51,436				51,436
Issuance of ordinary shares (in Shares) | shares			63,600,043		63,600,043
Deemed dividend to Series C-2 Redeemable Convertible Preferred Shareholders												(2,872)		(2,872)				(2,872)
Deemed dividend to Series D Redeemable Convertible Preferred Shareholders												(915)		(915)				(915)
Accretion of redeemable convertible preferred shares								(4,426)				(71,735)		(76,161)				(76,161)
Fair value changes of financial liabilities due to instrument- specific credit risk, net of nil income taxes										781				781				781
Reclassification adjustment for gains on financial liabilities in net income, net of nil income taxes										1,953				1,953				1,953
Foreign currency translation adjustment, net of nil income taxes										(24,300)				(24,300)				(24,300)
Balance at Dec. 31, 2023					¥ 31			47,006		(98,963)		(1,592,359)		(1,644,285)		254		(1,644,031)
Balance (in shares) at Dec. 31, 2023 | shares			460,147,059		460,147,059
Net loss												(34,900)		(34,900)		(41)		(34,941)
Capital contribution from non-controlling interest																30,000		30,000
Deemed dividend to Series C-2 Redeemable Convertible Preferred Shareholders
Deemed dividend to Series D Redeemable Convertible Preferred Shareholders
Accretion of redeemable convertible preferred shares												(88,277)		(88,277)				(88,277)
Foreign currency translation adjustment, net of nil income taxes										(432)				(432)				(432)
Balance at Dec. 31, 2024					¥ 31	[1]		47,006		(99,395)		(1,715,536)		(1,767,894)		30,213		(1,737,681)
Balance (in shares) at Dec. 31, 2024 | shares	[1]		460,147,059		460,147,059
Net loss						[1]						(46,644)		(46,644)		(733)	$ (6,775)	(47,377)
Share Capital Reclassification						[1]
Share Capital Reclassification (in shares) | shares	[1]	342,773,160	(342,773,160)		(342,773,160)
Conversion of Preferred Shares into Ordinary Shares					¥ 162	[1]		1,505,315						1,505,477				1,505,477
Conversion of Preferred Shares into Ordinary Shares (in shares) | shares	[1]		2,286,229,707		2,286,229,707
Purchase of shares from non-controlling interests						[1]		118						118		(272)		(154)
Deemed dividend to Series C-2 Redeemable Convertible Preferred Shareholders
Deemed dividend to Series D Redeemable Convertible Preferred Shareholders
Issuance of common stocks-cash					¥ 8	[1]		116,026						116,034				116,034
Issuance of common stocks-cash (in shares) | shares	[1]		113,050,000		113,050,000
Foreign currency translation adjustment, net of nil income taxes						[1]				1,483				1,483				1,483
Balance at Dec. 31, 2025			$ 29	[1]	¥ 201	[1]	$ 238,588	¥ 1,668,465	$ (14,001)	¥ (97,912)	$ (251,988)	¥ (1,762,180)	$ (27,372)	¥ (191,426)	$ 4,177	¥ 29,208	$ (23,195)	¥ (162,218)
Balance (in shares) at Dec. 31, 2025 | shares	[1]	342,773,160	2,516,653,606		2,516,653,606

[1]	On May 12, 2025, the Company amended its memorandum and articles of association to increase the authorized share capital to 20,000,000,000 shares, comprising 16,000,000,000 Class A ordinary shares and 800,000,000 Class B ordinary shares, with the remaining 3,200,000,000 shares to be designated by the Board of Directors, with a par value of US$0.00001 each. On August 19, 2025, the Company completed its initial public offering (IPO) and was listed on Nasdaq, all preferred shares were converted into Class A ordinary shares.